Dear Current and Future Shareholders:

Technology means more: more of everything, to more locations more quickly. In the first half of the year 2000 even the financial markets have taken on the hyper characteristics of the technological world. We saw a parabolic move in the NASDAQ in the first two months of the year. There was a NASDAQ bear market decline of 36% in the second two months as the bubble burst. In June the average NASDAQ stock was down 37% from its 52-week highs, and about 80% of all NASDAQ stocks were down at least 20%. Shares traded hands in unprecedented volumes and moved with record volatility, as there were thirteen days when the NASDAQ was up or down more than 5%, versus one day in all of 1999. The broader S&P 500 Index had a less severe downturn, but was still off more than 11% from its March highs. The heavy selling left the major U.S. equity indexes negative in the first half of the year for the first time since 1994. As this storm passes and the markets enter the summer "doldrums" we turn to the inevitable question of "now what?"

There's no doubt that the past six months have left many changes in their wake and today we find ourselves in a different investment landscape. Having a presence in San Francisco we have been lucky enough to see Silicon Valley's change in attitude first hand. The gold rush, get rich quick attitude is gone and has been replaced by a longer-term outlook. The latest buzzword for the Internet sector is not "B2C" or "B2B," but rather "P2P": Path to Profitability or "Show me the money!" Even though many companies will not be able to survive and others will have to sell, value-creating companies with good management and a competitive advantage will always attract investments.

Earnings reports show that the United States economy and most of the technology sector is still very strong. But the Federal Reserve's continued vigilance against inflation expectations has slowed growth to more sustainable levels. In real terms the economy grew at 7.3% in the fourth quarter of 1999, 5.5% in this year's first quarter and will probably be at about 3.5% in the second quarter. We could be witnessing Federal Reserve Chairman Greenspan's economic "soft landing" or the beginning of an economic recession.

At Trainer Wortham we continue the strict discipline which has allowed us to outperform the market over time. We are no longer in a market where every dot-com or IPO will rocket upwards; stock selection and diversification will make all the difference in this new market. The market of our new millennium will no longer be a stock market but rather a market of stocks. We thank you for your continued support and look forward to many more positive years.

Sincerely,

/S/ DAVID P. COMO
David P. Como
President
Trainer Wortham Funds

Past performance is no guarantee of future results. Share prices fluctuate and you may have a gain or loss when you redeem shares.

This material is to be preceded or accompanied by a prospectus. Shares of the Trainer Wortham Funds are distributed by Provident Distributors, Inc. which is not affiliated with the First Republic Bank and is not a bank. Trainer Wortham & Co., Inc. is the investment advisor to the Funds, for which it receives a fee.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY ANY BANK, ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUND INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TRAINER WORTHAM FIRST MUTUAL FUND
SCHEDULE OF INVESTMENTS                                            JUNE 30, 2000
--------------------------------------------------------------------------------

                                                                               MARKET
 SHARES                                                                         VALUE
---------                                                                    -----------
             COMMON STOCK - 98.20%
             COMPUTER SOFTWARE & SERVICES - 8.38%
   46,100    America Online, Inc.*.......................................    $ 2,431,775
   30,000    Inktomi Corp.*..............................................      3,547,500
                                                                             -----------
                                                                               5,979,275
                                                                             -----------
             DIVERSIFIED OPERATIONS - 4.48%
   60,225    General Electric Co. .......................................      3,191,925
                                                                             -----------
             ELECTRONICS/MANUFACTURING - 19.09%
   50,000    Amphenol Corp., Class A*....................................      3,309,375
   15,000    BroadCom Corp., Class A*....................................      3,284,063
   50,000    Sanmina Corp.*..............................................      4,275,000
   65,500    Solectron Corp.*............................................      2,742,813
                                                                             -----------
                                                                              13,611,251
                                                                             -----------
             FINANCIAL - 4.46%
   52,762    Citigroup, Inc. ............................................      3,178,911
                                                                             -----------
             MEDIA/BROADCASTING - 15.88%
   35,000    American Tower Corp., Class A...............................      1,459,062
   47,175    Clear Channel Communications, Inc.*.........................      3,538,125
   77,000    Comcast Corp., Special Class A*.............................      3,118,500
   88,000    Infinity Broadcasting Corp., Class A*.......................      3,206,500
                                                                             -----------
                                                                              11,322,187
                                                                             -----------
             MEDICAL - PHARMACEUTICAL - 19.74%
   66,350    Amgen, Inc.*................................................      4,661,088
   24,500    Johnson & Johnson...........................................      2,495,937
   41,100    Merck & Co., Inc. ..........................................      3,149,288
  127,400    NeoTherapeutics, Inc.*......................................      1,361,587
   36,500    PE Corp. - PE Biosystems Group..............................      2,404,437
                                                                             -----------
                                                                              14,072,337
                                                                             -----------
             TECHNOLOGY & COMPUTERS - 14.55%
   40,200    Cisco Systems, Inc.*........................................      2,555,213
   33,600    Intel Corp. ................................................      4,491,900
   30,350    International Business Machines Corp. ......................      3,325,222
                                                                             -----------
                                                                              10,372,335
                                                                             -----------
             TELECOMMUNICATIONS - 11.62%
   44,200    Lucent Technologies, Inc. ..................................      2,618,850
   70,150    Qwest Communications International, Inc.*...................      3,485,578
   40,000    Western Wireless Corp., Class A*............................      2,180,000
                                                                             -----------
                                                                               8,284,428
                                                                             -----------
             TOTAL COMMON STOCKS (COST $41,393,728)......................     70,012,649
                                                                             -----------

The notes to financial statements are an integral part of these statements.

TRAINER WORTHAM FIRST MUTUAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2000
--------------------------------------------------------------------------------

                                                                              MARKET
 SHARES                                                                        VALUE
--------                                                                    -----------
            SHORT TERM INVESTMENTS - 1.87%
1,331,967   UMB Bank, Money Market Fiduciary, 4.90% (Cost $1,331,967)...    $ 1,331,967
                                                                            -----------
            TOTAL INVESTMENTS (COST $42,725,695**) - 100.07%............     71,344,616
            OTHER LIABILITIES LESS OTHER ASSETS - (0.07)%...............        (48,111)
                                                                            -----------
            NET ASSETS - 100.00%........................................    $71,296,505
                                                                            ===========
*  Non-income producing security
** Cost for Federal income tax purposes is $42,725,695 and net unrealized appreciation consists of:
            Gross unrealized appreciation...............................    $30,360,976
            Gross unrealized depreciation...............................     (1,742,055)
                                                                            -----------
            Net unrealized appreciation.................................    $28,618,921
                                                                            ===========

The notes to financial statements are an integral part of these statements.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
--------------------------------------------------------------------------------

                                                                 FIRST
                                                              MUTUAL FUND
                                                              -----------
ASSETS
  Investments in securities at market value (identified cost
    $42,725,695) (Note 1)...................................  $71,344,616
  Receivables:
    Dividends and interest..................................       18,907
    Capital stock sold......................................        4,098
  Other assets..............................................        9,684
                                                              -----------
    TOTAL ASSETS............................................   71,377,305
                                                              -----------
LIABILITIES
  Payables:
    Advisory fee............................................       42,455
    Distribution fee........................................       14,152
  Accrued expenses..........................................       24,193
                                                              -----------
    TOTAL LIABILITIES.......................................       80,800
                                                              -----------
NET ASSETS
  (applicable to outstanding shares of 3,555,508; unlimited
    shares of $0.001 par value authorized)..................  $71,296,505
                                                              ===========
  Net asset value, offering and redemption price per
    share...................................................  $     20.05
                                                              ===========
SOURCE OF NET ASSETS
  Paid-in capital...........................................  $34,273,129
  Accumulated net realized gain on investments..............    8,404,455
  Net unrealized appreciation of investments................   28,618,921
                                                              -----------
    NET ASSETS..............................................  $71,296,505
                                                              ===========

The notes to financial statements are an integral part of these statements.

STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2000
--------------------------------------------------------------------------------

                                                                 FIRST
                                                              MUTUAL FUND
                                                              -----------
INVESTMENT INCOME
  Dividends.................................................  $   176,023
  Interest..................................................       53,089
                                                              -----------
    TOTAL INCOME............................................      229,112
                                                              -----------
EXPENSES
  Advisory fees (Note 3)....................................      475,160
  Distribution expense (Note 3).............................      158,387
  Administrator expense.....................................       94,432
  Transfer agent fees.......................................       68,048
  Bookkeeping and pricing...................................       47,121
  Insurance expense.........................................       12,045
  Custodian fees............................................       15,630
  Legal expense.............................................       34,493
  Registration expense......................................       20,012
  Independent accountants...................................       13,655
  Trustees' fees and expenses...............................       32,714
  Reports to shareholders...................................       12,126
  Other.....................................................       23,445
                                                              -----------
    TOTAL EXPENSES..........................................    1,007,268
                                                              -----------
    NET INVESTMENT LOSS.....................................     (778,156)
                                                              -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain from security transactions..............    8,404,175
  Net change in unrealized appreciation of investments......    7,064,986
                                                              -----------
  Net realized and unrealized gain on investments...........   15,469,161
                                                              -----------
  Net increase in net assets resulting from operations......  $14,691,005
                                                              ===========

The notes to financial statements are an integral part of these statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    FIRST MUTUAL FUND
                                                              -----------------------------
                                                                  YEAR            YEAR
                                                                  ENDED           ENDED
                                                                JUNE 30,        JUNE 30,
                                                                  2000            1999
                                                              -------------   -------------
OPERATIONS

  Net investment loss.......................................  $   (778,156)   $   (448,570)
  Net realized gain on investments..........................     8,404,175       3,285,878
  Net change in unrealized appreciation of investments......     7,064,986      13,467,038
                                                              ------------    ------------
  Net increase in net assets resulting from operations......    14,691,005      16,304,346
                                                              ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from realized gains on investments..........    (2,836,630)     (3,441,613)
                                                              ------------    ------------
    Total distributions.....................................    (2,836,630)     (3,441,613)
                                                              ------------    ------------
CAPITAL SHARE TRANSACTIONS
  Receipt from shares sold..................................    28,367,244       3,537,403
  Receipt from shares issued on reinvestment of
    distributions...........................................     2,711,333       3,274,771
  Shares redeemed...........................................   (26,404,968)     (4,116,984)
                                                              ------------    ------------
  Net increase in net assets resulting from capital share
    transactions(a).........................................     4,673,609       2,695,190
                                                              ------------    ------------
    Total increase in net assets............................    16,527,984      15,557,923
NET ASSETS
  Beginning of year.........................................    54,768,521      39,210,598
                                                              ------------    ------------
  End of year...............................................  $ 71,296,505    $ 54,768,521
                                                              ============    ============
  (a) Transactions in capital stock were:
      Shares sold...........................................     1,502,612         234,602
      Shares issued on reinvestment of distributions........       139,289         235,764
      Shares redeemed.......................................    (1,397,103)       (303,256)
                                                              ------------    ------------
      Net increase..........................................       244,798         167,110
      Beginning balance.....................................     3,310,710       3,143,600
                                                              ------------    ------------
      Ending balance........................................     3,555,508       3,310,710
                                                              ============    ============

The notes to financial statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of capital stock outstanding throughout each year presented.

                                                          FIRST MUTUAL FUND
                                           ------------------------------------------------
                                                         YEARS ENDED JUNE 30,
                                           ------------------------------------------------
                                            2000      1999      1998       1997      1996
                                           -------   -------   -------   --------   -------
NET ASSET VALUE, BEGINNING OF YEAR.......   $16.54    $12.47    $12.35     $13.81    $10.03
                                           -------   -------   -------   --------   -------
  INCOME FROM INVESTMENT
  ----------------------
    OPERATIONS
    ----------
  Net investment loss....................    (0.22)    (0.14)    (0.07)     (0.11)    (0.09)
  Net gains on securities (both realized
    and unrealized)......................     4.58      5.35      2.72       0.95      4.79
                                           -------   -------   -------   --------   -------
    Total from investment operations.....     4.36      5.21      2.65       0.84      4.70
                                           -------   -------   -------   --------   -------
  LESS DISTRIBUTIONS
  ------------------
  Dividends from net investment income...       --        --        --         --        --
  Distributions from capital gains.......    (0.85)    (1.14)    (2.53)     (2.30)    (0.92)
                                           -------   -------   -------   --------   -------
    Total distributions..................    (0.85)    (1.14)    (2.53)     (2.30)    (0.92)
                                           -------   -------   -------   --------   -------
NET ASSET VALUE, END OF YEAR.............   $20.05    $16.54    $12.47     $12.35    $13.81
                                           =======   =======   =======   ========   =======
TOTAL RETURN.............................   26.50%    43.53%    25.40%      7.67%    49.12%

RATIOS/SUPPLEMENTAL DATA
------------------------
  Net assets, end of year (in 000's).....  $71,297   $54,769   $39,211    $33,649   $32,147
  Ratio of expenses to average net
    assets...............................    1.59%     1.64%     1.66%      1.87%     1.74%
  Ratio of net investment loss to average
    net assets...........................   (1.23%)   (1.02%)   (0.56%)    (0.96%)   (0.82%)
  Portfolio turnover rate................      36%       56%       81%       109%      107%

The notes to financial statements are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 2000
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Trainer Wortham Funds (the "Trust") is an open-end investment management company which currently offers shares of four series: Trainer Wortham First Mutual Fund ("First Mutual Fund"); Trainer Wortham Large-Cap Growth Fund ("Large-Cap Growth Fund"); Trainer Wortham Total Return Bond Fund ("Total Return Bond Fund"); and Trainer Wortham California Intermediate Tax-Free Fund ("California Intermediate Tax-Free Fund"). Each Fund has distinct investment objectives and policies. This Annual Report relates to the First Mutual Fund. Information on the Large-Cap Growth Fund, the Total Return Bond Fund and the California Intermediate Tax-Free Fund is provided in separate reports.

The First Mutual Fund seeks capital appreciation principally through investments in common stock. The Fund may also invest in securities convertible into common stock such as convertible bonds or preferred stock. Its secondary investment objective is to seek income from dividends and interest.

Due to the inherent risk in any investment program, the Fund can not ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which approximates market value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees.

B. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to different treatments for net operating losses and post-October capital losses.

C. NET ASSET VALUE PER SHARE. Net asset value per share of the capital stock of a Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The offering price and redemption price per share is the same as the net asset value per share.

D. FEDERAL INCOME TAXES. It is the policy of each Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, if such qualification is in the best interest of its stockholders, and to make distributions of net investment income and

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          JUNE 30, 2000
--------------------------------------------------------------------------------

capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryovers) sufficient to relieve it from all, or substantially all, Federal income taxes.

E. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, for the year ended June 30, 2000 are as follows:

                                                               PURCHASES        SALES
                                                              -----------    -----------
First Mutual Fund...........................................  $24,827,942    $22,193,998

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Trainer Wortham & Co., Inc. (the "Advisor") is the investment advisor for the Trust pursuant to four separate investment advisory agreements (the "Agreements"). Under the terms of the Agreement, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.75% of the average daily net assets of the First Mutual Fund. For the year ended June 30, 2000, the Trust paid the Advisor $475,160 in Advisory fees on behalf of First Mutual Fund.

The Trust has adopted a Distribution Plan (the "Plan" or "Plans"), with respect to the First Mutual Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Trust will reimburse it's sole Underwriter and Distributor (the "Distributor"), for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the average daily net assets of First Mutual Fund. Provident Distributors, Inc. currently serves as the Trust's Distributor. For periods prior to December 1, 1999, First Data Distributors, Inc. served as the Trust's Distributor.

Certain officers and trustees of the Trust are affiliated persons of the Advisor.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
Trainer Wortham Funds
New York, New York

We have audited the statement of assets and liabilities of Trainer Wortham First Mutual Fund (one of the series constituting Trainer Wortham Funds), including the schedule of investments, as of June 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended June 30, 1996 were audited by other auditors whose report dated July 11, 1996 expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trainer Wortham First Mutual Fund series of Trainer Wortham Funds as of June 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with generally accepted accounting principles.

                                             BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
July 27, 2000

ILLUSTRATION OF $10,000 INVESTMENT
--------------------------------------------------------------------------------

The graph below compares the increase in value of a $10,000 investment in the Trainer Wortham First Mutual Fund with the performance of the Standard & Poor's 500 Index. The values are as of June 30, for each of the last ten years. The values and returns for the Trainer Wortham First Mutual Fund include reinvested dividends. Unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

Average Annual Total Return

1 Year          26.50%
5 Year          29.56%
10 Year         17.65%

Past performance is not predictive of future performance.

                                                                     FIRST MUTUAL FUND                    S&P 500 INDEX
                                                                     -----------------                    -------------
1990                                                                       10,000                              10,000
1991                                                                       10,435                              10,367
1992                                                                       10,540                              11,400
1993                                                                       11,823                              12,584
1994                                                                       12,285                              12,409
1995                                                                       15,362                              15,281
1996                                                                       22,907                              18,732
1997                                                                       24,664                              24,723
1998                                                                       30,929                              31,670
1999                                                                       44,393                              38,342
2000                                                                       56,157                              40,629

                             TRAINER WORTHAM FUNDS
                          845 Third Avenue, 6th Floor
                               New York, NY 10022

OFFICERS                                       AUDITORS
                                               Briggs, Bunting & Dougherty, LLP
DAVID P. COMO                                  Two Logan Square, Suite 2121
President                                      Philadelphia, PA 19103

John D. Knox
Vice President                                 CUSTODIAN
                                               UMB Bank KC, NA
Robert J. Vile                                 P.O. Box 412797
Vice President                                 Kansas City, MO 64141

Brian J. O'Neill
Treasurer                                      FUND ADMINISTRATION
                                               PFPC Inc.
Kelly O'Neill                                  3200 Horizon Drive
Secretary                                      King of Prussia, PA 19406

INVESTMENT ADVISOR
Trainer Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022

Distributed by Provident Distributors, Inc., 3200 Horizon Drive, King of Prussia, PA 19406 -- DFU 8/00

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus which includes details regarding the Trust's objectives, policies, expenses and other information.

     TRUSTEES:

     Robert H. Breslin, Jr.
     David P. Como
     Raymond Eisenberg
     Todd L. Eisenberg
     David Elias
     Robert S. Lazar
     Martin S. Levine
     Timothy J. O'Hara
     James F. Twaddell

     For more complete information including
     charges and expenses, you may request
     a prospectus by calling:

                                  888.257.4450

                             [TRAINER WORTHAM LOGO]

                   845 Third Avenue, New York, New York 10022
           888.257.4450 - Fax: 415.288.1401 - www.trainerwortham.com

                         [TRAINER, WORTHAM FUNDS LOGO]

                                 ANNUAL REPORT
                                 JUNE 30, 2000

                               FIRST MUTUAL FUND

                                  888.257.4450